Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Registrant Name	Youdao, Inc.
Entity Central Index Key	0001781753
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 399, Wangshang Road
Entity Address, Address Line Two	Binjiang District
Entity Address, City or Town	Hangzhou
Entity Address, Postal Zip Code	310051
Entity Address, Country	CN
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-39087
Document Shell Company Report	false
Document Registration Statement	false
Auditor Firm ID	1424
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Beijing, the People’s Republic of China
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Feng Zhou
Entity Address, Address Line One	No. 399, Wangshang Road, Binjiang District
Entity Address, City or Town	Hangzhou
Entity Address, Postal Zip Code	310051
Entity Address, Country	CN
Country Region	86
City Area Code	0571
Local Phone Number	8985-2163
Contact Personnel Email Address	zf@rd.netease.com
American depositary shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each ADS represents one Class A ordinary share, par value US$0.0001 per share
Trading Symbol	DAO
Security Exchange Name	NYSE
Ordinary shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	119,376,797
Class A ordinary share [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	31,088,437
No Trading Symbol Flag	true
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share*
Security Exchange Name	NYSE
Class B ordinary share [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	88,288,360